Income Taxes - Schedule of Statutory Tax Rates to Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected taxes using statutory rates							$ 10,983	$ 8,493	$ 5,972
Benefit of tax exempt income, net of non-deductible interest							(1,694)	(1,993)	(1,644)
Nontaxable income from life insurance							(570)	(502)	(496)
Low income tax credits, net of amortization							(1,840)	(1,843)	(1,231)
State taxes, net of federal benefit							1,159	294	0
Other adjustment, net							248	(172)	(661)
Total	$ 821	$ 584	$ 1,900	$ 1,933	$ 1,405	$ 3,833	$ 8,286	$ 4,277	$ 1,940